Variable Interest Entities (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended			12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY entities	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	May 31, 2012 CNY	Sep. 22, 2013 Beijing Wangpin [Member] Zhilian Sanke [Member] CNY	Jul. 15, 2013 Beijing Wangpin [Member] Zhilian Sanke [Member] CNY	Jun. 30, 2014 Beijing Wangpin [Member] Zhilian Sanke [Member]	Jun. 30, 2014 Business Operations Agreements [Member]	Jun. 30, 2014 Power of Attorney [Member]	Jun. 30, 2014 Exclusive Equity Option Agreements [Member]	Jun. 30, 2014 Exclusive Technical and Consulting Services Agreements [Member]	Jun. 30, 2014 Loan Agreements [Member]
Variable Interest Entity [Line Items]
Term of the agreements									10 years	10 years	10 years	10 years	10 years
Days prior written notice to terminate the agreement												30 days	30 days
Term of the loan automatically extended													1 year
Number of VIEs have registered their equity pledge	9	9
Number of VIEs have yet to register their equity pledge	8	8
Dividend declared							24,900
Percentage of ownership owned by Zhilian Sanke							10.00%	10.00%
Cash dividend paid	1,004	6,227	0	0		24,900
Registered capitals of the VIEs		10,252
Number of VIEs, not the primary beneficiary	0	0
Gain from the disposal of Henan Wangpin	0	0	0	774
Carrying amount of unfulfilled executory contracts transferred from Henan Wangpin to Beijing Wangpin					100